Document and Entity Information	Dec. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001761918
Document Type	8-K
Document Period End Date	Dec. 09, 2022
Entity Registrant Name	Erasca, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40602
Entity Tax Identification Number	83-1217027
Entity Address, Address Line One	3115 Merryfield Row
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	465-6511
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ERAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false